August 31, 2009

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE VALUE OPPORTUNITIES FUND

                SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 2009

        NOTICE OF LIQUIDATION OF THE TOUCHSTONE VALUE OPPORTUNITIES FUND

The Touchstone Value Opportunities Fund has liquidated and is no longer available for purchase.




              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

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                                                                 August 31, 2009

                          TOUCHSTONE FUNDS GROUP TRUST

                   TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND

                SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 2009

    NOTICE OF LIQUIDATION OF THE TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND

The Touchstone Diversified Small Cap Value Fund has liquidated and is no longer available for purchase.




              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.